Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
September 30, 2025
VCY-NPRT3-1125
1.807737.121
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Industrials - 99.2%
Aerospace & Defense - 28.5%
Axon Enterprise Inc (b)	8,500	6,099,940
Boeing Co (b)	73,739	15,915,088
Firefly Aerospace Inc (b)	1,100	32,252
GE Aerospace	96,856	29,136,223
General Dynamics Corp	18,300	6,240,300
HEICO Corp Class A	16,200	4,116,258
Howmet Aerospace Inc	104,688	20,542,926
Loar Holdings Inc (b)	200	16,000
Rocket Lab Corp (a)	17,200	824,052
RTX Corp	22,300	3,731,459
StandardAero Inc (b)	11,709	319,539
TransDigm Group Inc	6,800	8,962,536
		95,936,573
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	5,100	675,240
Building Products - 7.4%
Carlisle Cos Inc (a)	7,196	2,367,196
Johnson Controls International plc	46,864	5,152,697
Simpson Manufacturing Co Inc (a)	19,930	3,337,478
Trane Technologies PLC	32,924	13,892,611
		24,749,982
Commercial Services & Supplies - 4.3%
Cintas Corp	39,000	8,005,140
Waste Connections Inc (United States)	35,800	6,293,640
		14,298,780
Construction & Engineering - 3.6%
Comfort Systems USA Inc	5,200	4,290,936
Quanta Services Inc	18,600	7,708,212
		11,999,148
Electrical Equipment - 14.5%
AMETEK Inc	46,300	8,704,400
Eaton Corp PLC	35,824	13,407,132
GE Vernova Inc	34,489	21,207,286
Regal Rexnord Corp	17,771	2,549,072
Vertiv Holdings Co Class A	18,900	2,851,254
		48,719,144
Ground Transportation - 8.9%
CSX Corp	77,736	2,760,405
Knight-Swift Transportation Holdings Inc	92,400	3,650,724
Old Dominion Freight Line Inc	24,500	3,449,110
Uber Technologies Inc (b)	92,250	9,037,733
Union Pacific Corp	29,100	6,878,367
XPO Inc (a)(b)	32,600	4,214,202
		29,990,541
Industrial Conglomerates - 2.0%
3M Co	43,400	6,734,812
Machinery - 21.8%
Allison Transmission Holdings Inc	10,000	848,800
Caterpillar Inc	9,700	4,628,355
Chart Industries Inc (b)	7,280	1,457,092
Cummins Inc	18,300	7,729,371
Deere & Co	19,800	9,053,748
Dover Corp	44,140	7,363,876
Ingersoll Rand Inc	120,732	9,974,878
ITT Inc	55,500	9,921,180
Parker-Hannifin Corp	18,580	14,086,427
RBC Bearings Inc (b)	1,600	624,464
Westinghouse Air Brake Technologies Corp	37,400	7,497,578
		73,185,769
Professional Services - 2.6%
KBR Inc	52,200	2,468,538
Leidos Holdings Inc	32,928	6,222,075
		8,690,613
Trading Companies & Distributors - 5.5%
Core & Main Inc Class A (b)	71,100	3,827,313
United Rentals Inc	9,300	8,878,338
Watsco Inc	5,400	2,183,220
WW Grainger Inc	3,664	3,491,645
		18,380,516
Materials - 0.6%
Construction Materials - 0.6%
Eagle Materials Inc	9,032	2,104,817
TOTAL UNITED STATES		335,465,935
TOTAL COMMON STOCKS (Cost $221,683,837)		335,465,935

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	1,988,784	1,989,182
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	4,000,750	4,001,150
TOTAL MONEY MARKET FUNDS (Cost $5,990,332)			5,990,332

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $227,674,169)	341,456,267
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(5,334,686)
NET ASSETS - 100.0%	336,121,581

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,559,716.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,376,385	76,362,632	76,749,732	62,769	(103)	-	1,989,182	1,988,784	0.0%
Fidelity Securities Lending Cash Central Fund	33,599	59,148,843	55,181,292	1,203	-	-	4,001,150	4,000,750	0.0%
Total	2,409,984	135,511,475	131,931,024	63,972	(103)	-	5,990,332

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.